Acquisition Under Common Control - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Mar. 15, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 215	$ 312
Accounts receivable from related parties	923	1,473
Prepaid expenses	18	4
Other current assets	34	100
Total current assets	1,190	1,889
Noncurrent assets
Deferred tax credits	699	552
Total noncurrent assets	699	552
TOTAL ASSETS	1,889	2,441
Current Liabilities
Accounts payable	361	803
Accounts payable to related parties	3,780	3,895
Other current liabilities	229	244
Total current liabilities	4,370	4,942
Noncurrent liabilities
Employee benefit plan obligation	352	361
Total noncurrent liabilities	352	361
TOTAL LIABILITIES	4,722	5,303
TOTAL NET ASSETS	$ (2,833)	$ (2,862)